NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2019
NOTES RECEIVABLE
NOTES RECEIVABLE	4. NOTES RECEIVABLE As of December 31, 2019, the total note receivable balance was RMB 23,587 and among which RMB 14,264 were pledged as collateral for short-term borrowings (see Note 10).